Mainland China Contribution plan (Details Textual)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Defined Benefit Plan, Benefits Paid	$ 2,853,019	17,510,119	10,496,857	5,467,831